PROVISIONS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in other provisions [abstract]
Balance	$ 53
Adjustments to existing provisions	(3)
Balance	69
Current (recorded in "other current liabilities")	252	$ 607
Long-term	53	$ 50
Additions	13
Other current liabilities
Reconciliation of changes in other provisions [abstract]
Current (recorded in "other current liabilities")	16
Decommissioning Liabilities
Reconciliation of changes in other provisions [abstract]
Balance	52
Adjustments to existing provisions	(4)
Balance	56
Long-term	51
Additions	0
Decommissioning Liabilities | Other current liabilities
Reconciliation of changes in other provisions [abstract]
Current (recorded in "other current liabilities")	5
Other
Reconciliation of changes in other provisions [abstract]
Balance	1
Adjustments to existing provisions	(1)
Balance	13
Long-term	2
Additions	13
Other | Other current liabilities
Reconciliation of changes in other provisions [abstract]
Current (recorded in "other current liabilities")	$ 11